Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable - USD ($)	3 Months Ended	7 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Accounts Receivable, Noncurrent, Past Due [Line Items]
Other sales		$ 61,675
Total revenue	$ 1,120,224	$ 7,625,222
Construction Sales [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Construction sales	1,120,224
Other Sales [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Other sales